                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21140

                          FORTRESS INVESTMENT TRUST II
               (Exact name of Registrant as specified in charter)

1345 Avenue Of The Americas, 46th  Floor, New York, NY                   10105
       (Address of principal executive offices)                       (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date Of Reporting Period: December 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FORTRESS INVESTMENT TRUST II

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
AUDIT REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                 1

CONSOLIDATED FINANCIAL STATEMENTS:

   Consolidated Statement of Assets and Liabilities at December 31, 2005      2

   Consolidated Schedule of Investments at December 31, 2005                  3

   Notes to Consolidated Schedule of Investments                              5

   Consolidated Statement of Operations for the Year Ended
      December 31, 2005 and Consolidated Financial Highlights for
      the Years Ended December 31, 2005, 2004, 2003 and the Period
      from July 2, 2002 through December 31, 2002                             6

   Consolidated Statement of Cash Flows for the Year Ended
      December 31, 2005                                                       7

   Consolidated Statements of Changes in Net Assets for the Years
      Ended December 31, 2005 and 2004                                        8

   Notes to Consolidated Financial Statements                                 9

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Trustees of Fortress Investment Trust II

We have audited the accompanying consolidated statement of assets and liabilities of Fortress Investment Trust II ("the Company"), including the consolidated schedule of investments, as of December 31, 2005, and the related consolidated statements of operations and cash flows for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the three years in the period then ended and for the period from July 2, 2002 (commencement of operations) to December 31, 2002. These consolidated financial statements and consolidated financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the consolidated financial position of Fortress Investment Trust II at December 31, 2005, the consolidated results of its operations and its cash flows for the year then ended, the changes in its consolidated net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the three years in the period then ended and for the period from July 2, 2002 (commencement of operations) to December 31, 2002, in conformity with U.S. generally accepted accounting principles.

/s/Ernst & Young

New York, NY
February 28, 2006

FORTRESS INVESTMENT TRUST II

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
(dollar amounts in thousands)

                                                                         December 31, 2005
                                                                         -----------------
ASSETS
   Investments in controlled affiliates, at fair value (cost $993,884)      $2,214,806
   Cash and cash equivalents                                                   144,683
   Due from affiliates                                                           6,473
   Dividends receivable                                                          5,000
   Other assets                                                                  4,015
                                                                            ----------
                                                                             2,374,977
                                                                            ----------
LIABILITIES
   Margin loan                                                                 228,299
   Interest payable                                                              1,069
   Due to affiliates                                                            19,807
   Other liabilities                                                             6,881
   Preferred equity (mandatorily redeemable)                                       257
                                                                            ----------
                                                                               256,313
                                                                            ----------
Commitments and contingencies                                                       --
                                                                            ----------
NET ASSETS (1,000,000 shares issued and outstanding)                        $2,118,664
                                                                            ==========
NET ASSETS CONSISTS OF:
   Capital paid in                                                          $1,457,636
   Capital distributed                                                        (559,895)
   Undistributed net investment income                                              --
   Undistributed net realized capital gains                                         --
   Accumulated net unrealized gain                                           1,220,923
                                                                            ----------
                                                                            $2,118,664
                                                                            ==========

See notes to consolidated financial statements

FORTRESS INVESTMENT TRUST II

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

                                                                                                            DIVIDENDS,
                                                                                              NUMBER OF     INTEREST &
                                % OF                                                           SHARES,       REALIZED
                             CONTROLLED                    NAME OF ISSUE OR NATURE OF         PRINCIPAL/    GAINS AND
                              AFFILIATE  COST (C)(D)     INDEBTEDNESS HELD BY CONTROLLED       NOTIONAL       LOSSES     FAIR VALUE
CONTROLLED AFFILIATE (A)        OWNED       (000S)                  AFFILIATE               AMOUNT (000S)     (000S)       (000S)
------------------------     ----------  -----------  ------------------------------------  -------------  -----------  -----------
FIT Capital Trading LLC          100%      $ 22,528   U.S. Government treasury securities;   $ 2,275,000    $ (1,186)   $ 2,252,774
                                                      3.98%; sold January 2006
                                                      Repurchase agreement with Goldman      $(2,230,246)         --     (2,230,246)
                                                      Sachs & Co. Inc.; 4.09%; repaid
                                                      January 2006

RESG Acquisition LLC            89.7%            --   Common Stock of RESG MIDL Corp.,                 1       8,526          3,960
                                                      owner of debt and equity interests
                                                      in a portfolio of retail real estate

FIT HUD Acquisition LLC (f)      100%            --   One assisted living facility, sold              --          89             --
                                                      in 2005

FIT DVI LLC                      100%         7,350   Secured debt of DVI Receivables        $     9,406       1,008          8,758
                                                      Inc., a medical receivables company;
                                                      3.60%; due September 2010

FIT CFN Holdings LLC             100%        52,137   53.57% of Green Tree MH Investor LLC            --         450        136,479
                                                      and related manufactured home assets
                                                      of Green Tree Investment Holdings II
                                                      LLC.
                                            156,715   Note receivable from Green Tree MH     $   152,211      18,270        156,715
                                                      Investor LLC; 12.00%; due June 2013
                                                 --   53.57% of Green Tree HE/HI Investor             --     246,747         90,517
                                                      LLC and related home equity/home
                                                      improvement assets of Green Tree
                                                      Investment Holdings II LLC.
                                                 --   Note receivable from Green Tree                 --          94             --
                                                      HE/HI Investor LLC; 17.00%; repaid
                                                      April 2005
                                                 --   53.57% of Green Tree Residual                   --          --             --
                                                      Investor LLC.
                                              1,285   Note receivable from Green Tree        $     1,285         218          1,340
                                                      Residual Investor LLC; 15.75%; due
                                                      June 2009

                                             18,062   53.57% of Green Tree Investment                 --          --         44,303
                                                      Holdings III, LLC, an insurance
                                                      brokerage business
                                             63,069   Note receivable from Green Tree        $    60,964       8,539         63,069
                                                      Investment Holdings III, LLC;
                                                      14.00%; due June 2013

See notes to consolidated schedule of investments and consolidated financial statements

FORTRESS INVESTMENT TRUST II

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

                                                                                                   NUMBER OF  DIVIDENDS,
                                                                                                    SHARES,   INTEREST &
                          % OF                                                                    PRINCIPAL/   REALIZED
                       CONTROLLED    COST                                                          NOTIONAL    GAINS AND
CONTROLLED AFFILIATE    AFFILIATE   (C) (D)  NAME OF ISSUE OR NATURE OF INDEBTEDNESS HELD BY        AMOUNT      LOSSES    FAIR VALUE
(A)                       OWNED     ($000S)  CONTROLLED AFFILIATE                                   (000S)      (000S)      (000S)
---------------------  ----------  --------  ---------------------------------------------------  ----------  ----------  ----------
FIT GSL LLC               100%      120,000  Global Signal Inc., a provider of telecommunication    4,706         4,461      203,106
                                             rental space, common stock (g)

Harbour Acquisition       100%           --  Interest in office properties in Luxemburg and            --        12,015           --
LP (f)                                       Belgium; sold in August 2005

                                             HSH Nord Bank financing; EURIBOR + 1.50%; repaid in       --          (398)          --
                                             August 2005

                                             Foreign currency hedges                                   --        (1,000)          --

Fortress Cayman           100%           --  50% indirect ownership interest in Simon Storage          --        16,656           --
Partners Ltd. (f)                            Group Ltd., a UK petroleum and chemical storage
                                             company; sold October 2005

                                             Foreign currency hedges                                   --         1,394           --

FIT CCRC LLC              100%           --  Non-performing, discounted bonds of National              --        12,384           --
                                             Benevolent Association, a not-for-profit operator
                                             of continuing care and retirement assistance and
                                             assisted living facilities; interest rates ranging
                                             from 5.10% to 7.625%; settled in April 2005

                                      1,260  Factored accounts receivable                         $ 2,225           662        1,664

FIT CP Holdings LLC       100%       46,597  GP units of Titan Energy Partners, LP, a propane          --            --        5,569
                                             distribution company

                                             Common units of Titan Energy Partners, LP              1,393         3,653       27,706

                                             Subordinated units of Titan Energy Partners, LP        1,393         3,653       27,706

FIT CP LLC                100%       27,145  Note receivable; variable LIBOR + 4.50%;             $27,145         2,180       27,145
                                             due December 2009

FIT Mapeley Holdings      100%      188,425  Mapeley Limited, a British real estate operating       7,904        13,667      365,657
Ltd.                                         company, common stock (g)

                                             Foreign currency hedges (e)                                 (e)     26,375        1,523

FIT Aero Investments      100%       33,227  100% of Aerofort Investments LLC and 100% of FIT          --           945       33,227
Ltd.                                         AERO Iceland, LTD, lessors of aircraft

FIT ALT Investor LLC      100%       61,199  Brookdale Senior Living, Inc., an owner and           13,228         9,211      394,327
                                             operator of senior living facilities, common stock
                                             (restricted as to public resale until March 2006)

                                             Dividends receivable                                      --            --        3,307

Direct investment of                194,885  Brookdale Senior Living Inc., common stock            20,000         9,979      596,200
FIT II                                       (restricted as to public resale until March 2006)
                                   --------                                                                    --------   ----------
   Total Investments
   (b)                             $993,884                                                                    $398,592   $2,214,806
                                   ========                                                                    ========   ==========

See notes to consolidated schedule of investments and consolidated financial statements.

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

(a) An affiliated company is a company in which Fortress Investment Trust II ("FIT II") has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. With the exception of short term investments, FIT II's controlled affiliates invest principally in real estate related assets.

(b) The United States Federal income tax basis of FIT II's investments at the end of the period was approximately $945.1 million and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $1,269.7 million (gross unrealized appreciation of $1,269.7 million and gross unrealized depreciation of $0.0 million).

(c)  Net of returns of capital.

(d)  Purchases/fundings occurred throughout the period.

(e) The foreign currency hedges held by FIT II on behalf of its investments are comprised of the following:

FORWARD CONTRACTS

                                                   Fair
                                       Maturity    Value
Notional Amount             Currency     Date     (000s)
---------------             --------   --------   ------
FIT Mapeley Holdings Ltd.
201,776,000                    GBP     3/2/2006   $1,068
35,224,000                     GBP     3/7/2006      455
                                                  ------
                                                  $1,523
                                                  ======

(f) FIT II continues to maintain an investment in its controlled affiliates; however, the investment held by the controlled affiliate has been settled.

(g)  These securities serve as collateral for the margin loan (Note 4).

                See notes to consolidated financial statements.

FORTRESS INVESTMENT TRUST II

CONSOLIDATED STATEMENT OF OPERATIONS AND FINANCIAL HIGHLIGHTS
(dollar amounts in thousands, except per share data)

                                                              Year Ended
                                                          December 31, 2005
                                                          -----------------
Income
   Dividends from controlled affiliates                       $  122,020
   Interest income from controlled affiliates                     31,222
   Other income                                                    1,472
                                                              ----------
                                                                 154,714
                                                              ----------

Expenses
   Interest expense                                                4,846
   Advisory fees                                                   6,162
   Compensation and benefits                                       7,712
   General and administrative expense                              7,363
                                                              ----------
                                                                  26,083
                                                              ----------

Net investment income                                            128,631

Net realized gain from controlled affiliate investments          218,581
Net unrealized gain on controlled affiliate investments        1,047,786
Net realized gain from foreign exchange hedges                    26,769
                                                              ----------
Net gain on investments                                        1,293,136
                                                              ----------
Net increase in net assets resulting from operations          $1,421,767
                                                              ==========

FINANCIAL HIGHLIGHTS

                                                                                                      Period from
                                                                     Year Ended December 31,          July 2, 2002
                                                                 -------------------------------        through
                                                                    2005       2004       2003     December 31, 2002
                                                                 ---------   --------   --------   -----------------
Disclosure of certain ratios:
   Ratio of total expenses to average net assets                       2.0%       4.5%       9.9%        65.3% *
   Ratio of net investment income to average net assets                9.6%       4.7%      32.4%         8.1% *
   Portfolio turnover rate***                                         51.6%      44.1%      75.0%       886.4% *
   IRR since inception                                               104.1%      65.7%     107.4%        28.8%
   Total return                                                      151.4%      35.9%      75.1%         1.4%

Per share information:
   Net assets, beginning of period                               $  951.42   $ 334.42   $  68.15       $ 0.00

   Net investment income **                                         128.63      28.38      67.21         0.92
   Net realized gain from controlled affiliate investments**        218.58      19.04      84.22         0.00
   Net unrealized gain on controlled affiliate investments**      1,047.79     171.63       1.51         0.00
   Net realized gain (loss) from foreign exchange hedges**           26.77     (10.67)      0.00         0.00
                                                                 ---------   --------   --------       ------
   Net increase in net assets resulting from operations**         1,421.77     208.38     152.94         0.92

   Contributions                                                    385.45     668.32     336.63        67.23
   Distributions (includes tax return of capital distributions
      of $395.20, $100.32, $85.24 and $0.00, respectively)         (639.98)   (259.70)   (223.30)         0.0
                                                                 ---------   --------   --------       ------
   Net assets, end of period                                     $2,118.66   $ 951.42   $ 334.42       $68.15
                                                                 =========   ========   ========       ======

*    Annualized.

** Based on the weighted average number of shares outstanding during the period of 1,000,000.

*** Rate is computed based on the lesser of purchases and sales (contributions and distributions) of controlled affiliates.

See notes to consolidated financial statements.

FORTRESS INVESTMENT TRUST II

CONSOLIDATED STATEMENT OF CASH FLOWS
(dollar amounts in thousands)

                                                                 Year Ended
                                                             December 31, 2005
                                                             -----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations            $ 1,421,767
Adjustments to reconcile net increase in net assets
   resulting from operations to net cash provided by
   operating activities:
   Net realized gain from controlled affiliate investments         (218,581)
   Net realized gain from foreign exchange hedges                   (26,769)
   Net unrealized gain on controlled affiliate investments       (1,047,786)
   Investments in controlled affiliates                            (689,863)
   Distributions from controlled affiliates                         767,173
   Change in:
      Dividends receivable from controlled affiliates                27,266
      Due from affiliates                                            11,383
      Dividend receivable                                            (5,000)
      Other assets                                                   (2,951)
      Interest payable                                                  666
      Due to affiliates                                              17,409
      Other liabilities                                               5,203
                                                                -----------
Net cash provided by operating activities                           259,917
                                                                -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Draws on credit facility                                         108,500
   Repayments of credit facility                                   (227,700)
   Draws on margin loan                                             228,299
   Capital contributions                                            385,452
   Capital distributions                                           (639,973)
                                                                -----------
Net cash used in financing activities                              (145,422)
                                                                -----------
NET INCREASE IN CASH AND CASH EQUIVALENTS                           114,495

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                       30,188
                                                                -----------
CASH AND CASH EQUIVALENTS, END OF PERIOD                        $   144,683
                                                                ===========
CASH PAID DURING THE PERIOD FOR INTEREST EXPENSE                $     3,699
                                                                ===========

See notes to consolidated financial statements.

FORTRESS INVESTMENT TRUST II

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
(dollar amounts in thousands)

                                                                              Year Ended          Year Ended
                                                                          December 31, 2005   December 31, 2004
                                                                          -----------------   -----------------
Increase in net assets resulting from operations
   Net investment income                                                     $  128,631           $  28,384
   Net realized and unrealized gain on controlled affiliate investments       1,293,136             180,000
                                                                             ----------           ---------
Net increase in net assets resulting from operations                          1,421,767             208,384
Capital contributions                                                           385,452             668,313
Capital distributions                                                          (265,992)           (222,945)
Distributions from net investment income                                       (128,631)            (28,384)
Distributions of realized gains                                                (245,350)             (8,371)
                                                                             ----------           ---------
Net increase in net assets                                                    1,167,246             616,997
Net assets, beginning of period                                                 951,418             334,421
                                                                             ----------           ---------
Net assets, end of period                                                    $2,118,664           $ 951,418
                                                                             ==========           =========
Undistributed net investment income                                          $       --           $      --
                                                                             ==========           =========

See notes to consolidated financial statements.

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2005

1.   ORGANIZATION

     Fortress Investment Trust II (together with its subsidiaries,"FIT II") was formed on July 2, 2002 as a Delaware business trust, and operates as a closed-end, non-diversified registered management investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). FIT II principally invests in real estate-related debt and equity securities. The sole substantive investors in FIT II are Fortress Investment Fund II LLC ("Fund II"), 95.9%, and FABP, LP ("FABP"), 4.1%.

     FUND II AND FABP

     Fund II has total committed capital from investors of $1,199.2 million and FABP has total committed capital from investors of $50.8 million (collectively, the "Capital Commitment"). In September 2004, $215.9 million of Fund II's commitments, plus related management and administrative fees, were assigned to Fortress (GAGACQ) LLC ("Fortress GAGACQ", and together with Fund II, "Fund II Group"), while $9.1 million of FABP's commitments, plus related management and administrative fees, were assigned to FABP (GAGACQ) LP ("FABP GAGACQ", and together with FABP, "FABP Group"). Fortress GAGACQ and FABP GAGACQ are organized as Sister Companies to Fund II and FABP pursuant to their respective operating agreements. Such commitments are available for all Fund II Group and FABP Group business, respectively, including new investments, until December 2005. Subsequent to that date, the Capital Commitment may not be drawn to fund new investments, but is available to maintain the ongoing business of Fund II Group and FABP Group, respectively.

     The managing member of Fund II is Fortress Fund MM II LLC (the "Fund II Managing Member"). The Fund II Managing Member is owned by Fortress Investment Group LLC (the "Manager"). The Fund II Managing Member is entitled to an incentive return (the "Incentive Return") generally equal to 20% of Fund II's returns, as defined, subject to: 1) a 10% cumulative preferred return payable to Fund II's investors and 2) a clawback provision which requires amounts previously distributed as Incentive Return to be returned to Fund II if, upon liquidation of Fund II, the amounts ultimately distributed to each investor do not meet a 10% cumulative preferred return to the investors. Fund II is managed by the Manager pursuant to the Fund II Managing Member's operating agreement and a management agreement between the Manager and the Fund II Managing Member. An affiliate of the Manager has committed to contribute 1.5% of Fund II Group's and FABP Group's total committed capital. FABP, Fortress GAGACQ and FABP GAGACQ are managed by the Manager under substantially the same terms as Fund II and their operating agreements contain substantially the same terms as Fund II's, including the Incentive Return.

     During the year ended December 31, 2005, Fund II Group called capital from 46 unaffiliated investors and an affiliate of the Manager for net proceeds of approximately $374.6 million. The Manager's affiliate invested a total of approximately $5.5 million in Fund II Group related to these capital calls.

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2005

     Of the capital received by Fund II Group, $1.9 million was allocated to Fortress GAGACQ and the balance was allocated to Fund II. Fund II invested such proceeds in FIT II, net of management and administrative fees paid to the Manager (Note 3). During the same period, FIT II distributed $614.0 million to Fund II, which was subsequently distributed to investors by Fund
     II. As of December 31, 2005, Fund II Group had drawn, net of recallable capital distributions, $905.9 million (or 75.5%) of its committed capital.

     During the year ended December 31, 2005, FABP Group called capital from one unaffiliated investor and an affiliate of the Manager for net proceeds of approximately $15.9 million. The Manager's affiliate invested a total of approximately $0.2 million in FABP Group related to these capital calls. Of the capital received by FABP Group, $0.1 million was allocated to FABP GAGACQ and the balance was allocated to FABP. FABP invested such proceeds in FIT II, net of management and administrative fees paid to the Manager (Note 3). During the same period, FIT II distributed $26.0 million to FABP, which was subsequently distributed to investors by FABP. As of December 31, 2005, FABP Group had drawn, net of recallable capital distributions, $38.4 million (or 75.7%) of its committed capital.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF ACCOUNTING - The accompanying consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). As a RIC, FIT II reports its investments at fair value, including its investments in subsidiaries. As a RIC, FIT II does not consolidate its majority-owned and controlled investments, except to the extent that such companies are investment companies or operating subsidiaries. None of FIT II's investments were investment companies during the period. FIT II consolidates its operating subsidiary, Fortress Capital Finance II LLC ("FCF II"). All significant intercompany transactions and balances have been eliminated.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     RISKS AND UNCERTAINTIES - In the normal course of business, FIT II may encounter two significant types of economic risk: credit risk and market risk. Credit risk is the risk of default on FIT II's investments in loans, securities or derivatives, as applicable, that results from a borrower's or derivative counterparty's inability or unwillingness to make required or expected payments. Market risk reflects changes in the value of investments in loans, securities or derivatives, as applicable, due to changes in interest rates or other market factors, including the value of the expected payments. Market risk reflects changes in the value of investments in loans, securities or derivatives, as applicable, due to changes in interest rates or other market factors, including the value of the collateral underlying loans and the valuation of equity and debt securities held by FIT II. Management believes that the carrying values of its investments are reasonable, taking into consideration these risks. FIT II also invests in the securities of companies located outside of the United States. FIT II's international operations are subject to the same risks associated with its United States operations as well as additional risks, such

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2005

     as fluctuations in foreign currency exchange rates, unexpected changes in regulatory requirements, heightened risk of political and economic instability, potential adverse tax consequences and the burden of complying with foreign laws. Additionally, FIT II is subject to tax risks. If FIT II were to fail to qualify as a Regulated Investment Company in any taxable year, it would be subject to federal income tax on its taxable income at regular corporate rates, which could be material. in any taxable year, it would be subject to federal income tax on its taxable income at regular corporate rates, which could be material.

     VALUATION OF ASSETS AND LIABILITIES - Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, if any, for which the last quoted asked price is used. Short-term notes are stated at amortized cost, which approximates fair value.

     Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined in accordance with FIT II's valuation policies as approved by FIT II's board of trustees. Such policies include, among other methods, the utilization of discounted cash flow analyses.

     Investments in entities whose functional currency is other than the U.S. Dollar are valued based on the spot rate of their respective currency at the end of the respective reporting period. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. FIT II does not isolate that portion of the results of operations resulting from changes in foreign currency rates on investments from the fluctuations arising from changes in the fair value of the issue or indebtedness held. FIT II may utilize foreign currency exchange contracts for the purpose of hedging, in part, the risk of changes in foreign currency exchange rates with respect to its investments. Such contracts have been presented together with the underlying hedged assets in the accompanying schedule of investments.

     Due to the inherent uncertainty of valuations of investments without a public market, the estimates of value may differ from the values that are ultimately realized by FIT II, and the differences could be material.

     FEDERAL INCOME TAXES - No income taxes have been provided for in these consolidated financial statements as FIT II's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its members.

     DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded when paid. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition.

     During the year ended December 31, 2005, FIT II declared and paid aggregate distributions of $640.0 million to Fund II and FABP.

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2005

The tax character of these distributions is estimated as follows (in thousands):

Ordinary income          $ 81,990
Long-term capital gain    162,746
Return of capital         395,237
                         --------
                         $639,973
                         ========

     The difference between book basis net investment income, plus net realized gains from controlled affiliates, and the distributions made is primarily due to the return of capital associated with fully realized investments.

     SECURITY TRANSACTIONS AND REVENUE RECOGNITION - FIT II records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, or in the absence of a formal declaration, on the date it is received. Interest income is recognized as earned on an accrual basis, as are fixed rate preferred dividends. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective interest method.

     FIT II does not accrue interest on loans that are past due more than 90 days or sooner when the probability of collection of interest is deemed insufficient to warrant further accrual. Upon such a determination, those loans are considered to be nonperforming.

     CASH AND CASH EQUIVALENTS - FIT II considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Substantially all of FIT II's amounts on deposit with major financial institutions exceed insured limits.

3.   MANAGEMENT AGREEMENT AND AFFILIATE TRANSACTIONS

     FUND II AND FABP

     The Manager is paid annual fees by Fund II Group and FABP Group in exchange for advising them on various aspects of their business, formulating their investment strategies, arranging for the acquisition and disposition of assets, arranging for financing, monitoring performance, and managing their day-to-day operations. In addition, the Manager is reimbursed for various expenses incurred by the Manager on their behalf, including the costs of legal, accounting and other administrative activities.

     The management fee is calculated at an annual rate of 1.0% of Fund II Group's and FABP Group's Invested Capital (as defined) or total equity commitments during the Capital Commitment Period (as defined). The management fee decreases to 0.75% of Invested Capital in September 2005 and to 0.50% in September 2006. Furthermore, the Manager is paid an annual administrative fee on a graduated scale up to 0.5% of Fund II Group's and FABP Group's Invested Capital (as defined) or total equity commitments during the Capital Commitment Period (as defined), based on the size of each investor's capital commitment. The Manager's affiliate is not charged management or administrative fees for its investments in Fund II Group and FABP Group. The Management fee obligation of Fund II Group and

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2005

     FABP Group is reduced by the Advisory Fee (see below) paid by FIT II each year on a dollar for dollar basis.

     During the year ended December 31, 2005, the Manager earned $11.2 million of management and administrative fees, including fees from both Fund II Group and FABP Group, and gross of advisory fees (see below).

     The Incentive Return, as described in Note 1, is payable on a Portfolio Investment (as defined) basis, as realized. Accordingly, an Incentive Return may be paid in connection with a particular investment if and when such investment generates proceeds in excess of the capital called with respect to such investment, plus a 10% cumulative preferred return thereon. If upon liquidation of Fund II Group and FABP Group the aggregate amount paid as Incentive Return exceeds the amount actually due (that is, amounts that should instead have been paid to Fund II Group's and FABP Group's investors) after taking into account the aggregate return to investors, the excess is required to be returned (that is "clawed back") to Fund II Group and FABP Group. From inception through December 31, 2005, approximately $63.9 million of Incentive Return was distributed or accrued, including Incentive Return payable from both Fund II Group and FABP Group, all of which is subject to clawback.

     FIT II

     Under an Investment Advisory Agreement between FIT II and FIG Advisors, LLC (the "Advisor"), FIT II has agreed to pay the Advisor an annual advisory fee (the "Advisory Fee") in an amount equal to 1.00% of the lesser of FIT II's (i) invested capital and (ii) average daily net assets ("NAV"), based on FIT II's invested capital or the daily NAV of its assets as of the first day of each semi-annual period for which the Advisory Fee is paid. During the year ended December 31, 2005, an Advisory Fee of $6.2 million was incurred. The Advisory Fee decreases to 0.75% in September 2005 and to 0.50% in September 2006. The Advisor is an affiliate of the Manager.

     Certain employees and affiliates of FIT II, Fund II Group, FABP Group and the Manager own $0.3 million of mandatorily redeemable preferred equity in FIT II which is entitled to cumulative preferred dividends at an annual rate of 10% with a liquidation preference of $0.3 million.

     In 2003, an employee co-investment program was adopted whereby certain employees of the Manager and of FIT II's operating subsidiary have the opportunity to invest in Fund II Group and FABP Group by purchasing part of the Manager's investment. The purpose of the program is to align the interests of such employees with those of Fund II Group's and FABP Group's investors and to enable the Manager and FIT II's operating subsidiary to retain such employees and provide them with appropriate incentives and rewards for their performance. These employees are integral to the success of FIT II, Fund II Group and FABP Group. The Manager has set aside $9.5 million of its commitment to Fund II Group and FABP Group for this program.

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2005

     FIT II is party to an agreement (the "Expense Allocation Agreement") between FIT II and other investment vehicles managed by the Manager (the "Managed Funds") whereby the operating expenses of the Managed Funds' operating subsidiaries are allocated based on the relative ratios of each of the Managed Funds' Invested Capital or Capital Commitments, as defined. Included in Due From Affiliates is $6.4 million receivable from the operating subsidiaries of the other Managed Funds as a result of this allocation and in Due To Affiliates is $2.4 million receivable from the operating subsidiaries of the other Managed Funds as a result of this allocation.

     Also included in Due from Affiliates is $0.1 million due from controlled affiliates.

     Due To Affiliates also includes $17.4 million due to Fortress GAGACQ and FABP GAGACQ relating to the settlement of foreign exchange contracts received by FIT II on their behalf, net of deal costs paid by FIT II on their behalf.

4.   DEBT, COMMITMENTS AND CONTINGENCIES

     FINANCING ARRANGEMENT - FIT II had a $41 million revolving credit agreement (the "Credit Agreement"), secured by the Capital Commitment. The Credit Agreement matured and was repaid in December 2005 and bore interest at LIBOR + 0.95%. During the year ended December 31, 2005, the average balance outstanding was approximately $81.52 million or $81.52 per share and the average interest rate paid was approximately 4.11%.

     MARGIN LOAN - In December 2005, FIT II entered into a margin loan agreement with Deutsche Bank AG, whereby Deutsche Bank AG advanced $228.3 million to FIT II against the value of the 7.9 million shares of Mapeley Limited and
     4.7 million shares of Global Signal Inc. that are owned by FIT Mapeley Holdings Ltd. and FIT GSL LLC, respectively. FIT II's ownership interest in FIT Mapeley Holdings Ltd. and FIT GSL LLC provide additional security for the loan. The loan bears interest at LIBOR plus 2.85% (approximately 7.33% at December 31, 2005) and matures in December 2006. During the year ended December 31, 2005, the average balance outstanding was approximately $228.3 million or $228.30 per share and the first interest payment is due in March 2006. The margin loan bears a floating rate of interest. FIT II believes that for similar financial instruments with comparable credit risks, its effective rate approximates a market rate. Accordingly, the carrying amount outstanding is believed to approximate fair value.

     GUARANTEE OF SUBSIDIARY'S OBLIGATIONS - As part of the sale of Simon Storage Group Ltd., Fortress Cayman Partners Ltd, along with Patron Capital, its joint venture partner, provided certain basic warranties to the purchaser. These warranties were in respect of certain corporate level risks and included an assurance that no material information had been withheld. The warranty, which expires in October 2006, is for L12 million and is jointly and severally guaranteed by FIT II and Patron Capital. To date, FIT II has not received any claims against such guarantee and expects the risk of loss to be remote. Utilizing the methodology in FIN No. 45, an estimate of the value of such agreement at December 31, 2005 is deminimus, and, therefore, an accrual has not been made in the financial statements.

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2005

     In addition to these warranties, FIT II provided a tax indemnity in the amount of L1.5 million that is backed by two letters of credit, one provided by FIT II, the other by Patron Capital, each in the amount of L1.5 million. The indemnity is intended to protect the purchaser in the event Her Majesty's Revenue and Customs ("HMRC," the UK taxing authority) successfully challenges the tax structure employed by FIT II and Patron Capital. The warranty is tied to the 2003-2005 tax years and expires over the following schedule:

Up to January 15, 2006   L1,500,000
Up to January 15, 2007   L1,180,000
Up to January 15, 2008   L  583,000
After January 15, 2008         None

     In each case, the indemnity will continue if a claim is made before the relevant date. HMRC served notice to the purchaser that they intend to inquire into the related tax return for the period ended December 31, 2003. While the outcome of this inquiry is uncertain at this time, we believe that the tax positions taken with regard to this investment are defensible and the risk of loss from this indemnity is remote, therefore, an accrual has not been made in the financial statements.

FORTRESS INVESTMENT TRUST II
UNAUDITED STATEMENT OF ADDITIONAL INFORMATION

I.   Trustees' and Officers' Information

Name (age)
Position (held since)                                                                                        No. of Portfolios for
Address (see Footnote 3)             Principal Occupation During Past 5 yrs  Other Directorships             which Trustee Serves
-----------------------------------  --------------------------------------  ------------------------------  ---------------------
INDEPENDENT TRUSTEES (1)

SETH ALEXANDER (32)                  [X]  DIRECTOR OF YALE UNIVERSITY'S      --                              1
                                          INVESTMENT OFFICE (1995 -
TRUSTEE (FEBRUARY 2003)                   PRESENT)

MARK A. BARNARD (57)                 [X]  MANAGING DIRECTOR OF PRIVATE       --                              2
                                          INVESTMENTS AT HOWARD HUGHES
TRUSTEE (FEBRUARY 2003)                   MEDICAL INSTITUTE (1995 -
                                          PRESENT)

BARDEN GALE (56)                     [X]  MANAGING DIRECTOR AND CO-CHIEF     [X]  EXECUTIVE BOARD MEMBER OF  1
                                          INVESTMENT OFFICER OF GLOBAL REAL       ABP INVESTMENTS US
TRUSTEE (FEBRUARY 2003)                   ESTATE, ABP INVESTMENTS US (SINCE  [X]  MEMBER OF THE BOARD OF
                                          OCTOBER 1998)                           DIRECTORS OF AFIRE
                                                                             [X]  CO-CHAIR OF THE
                                                                                  INVESTMENT COUNSEL OF
                                                                                  NAREIT

DENNIS PORTERFIELD (69)              [X]  EXECUTIVE VICE PRESIDENT AND       [X]  HACKENSACK UNIVERSITY      3
                                          SENIOR INVESTMENT OFFICER OF            MEDICAL CENTER
TRUSTEE (JULY 2002)                       SUMMIT BANCORP. (JULY 1994 - JULY
                                          1999)

JOHN C. SITES, JR. (54)              [X]  GENERAL PARTNER OF DAYSTAR         [X]  COVENANT HOUSE             2
                                          SPECIAL SITUATIONS FUND, L.P. AND  [X]  THE WALKER COMPANIES
TRUSTEE (DECEMBER 2002)                   ROCK CREEK PARTNERS II, LTD.
                                          (NOVEMBER 1995-PRESENT)

INTERESTED TRUSTEES (1), (4)

MIKE DIRE (43)                       [X]  DIRECTOR OF REAL ESTATE            [X]  BOARD MEMBER OF            1
                                          INVESTMENTS AT CALIFORNIA STATE         DERMODY/CAL STRS LLC
TRUSTEE (FEBRUARY 2003)                   TEACHERS RETIREMENT SYSTEM (JULY   [X]  BOARD MEMBER FOR
                                          2000 - PRESENT)                         FAIRFIELD /CALSTRS LLC
                                     [X]  REAL ESTATE INVESTMENT SPECIALIST
                                          AT CALIFORNIA PUBLIC EMPLOYEES'
                                          RETIREMENT SYSTEM MAY 1998-JUNE
                                          2000

WESLEY R. EDENS (44)                 [X]  PRINCIPAL OF FORTRESS INVESTMENT   [X]  BROOKDALE SENIOR LIVING    4
                                          GROUP LLC (MAY 1998 TO PRESENT)         INC.
CHAIRMAN OF THE BOARD OF                                                     [X]  EUROCASTLE INVESTMENT
TRUSTEES (JULY 2002)                                                              LIMITED
                                                                             [X]  GLOBAL SIGNAL INC.
                                                                             [X]  GREEN TREE INC.
                                                                             [X]  ITALFONDIARIO S.P.A.
                                                                             [X]  MAPELEY LTD.
                                                                             [X]  NEWCASTLE INVESTMENT
                                                                                  CORP.

CARMEN J. GIGLIOTTI, CFA, CPA (50)   [X]  MANAGING DIRECTOR OF PRIVATE       [X]  ABRY BROADCAST PARTNERS    2
                                          MARKETS AT DUPONT CAPITAL               II, III, AND IV
TRUSTEE (DECEMBER 2002)                   MANAGEMENT (1992 - PRESENT)        [X]  SOROS REAL ESTATE
                                                                                  INVESTORS

STEVE GRUBER (44)                    [X]  SENIOR REAL ESTATE INVESTMENT      --                              1
                                          OFFICER OF OREGON STATE TREASURY
TRUSTEE (FEBRUARY 2003)                   (1998 - PRESENT)

GARY R. HOLT (44)                    [X]  INVESTMENT OFFICER AND PORTFOLIO   --                              2
                                          MANAGER FOR WASHINGTON STATE
TRUSTEE (FEBRUARY 2003)                   INVESTMENT BOARD (2000 - PRESENT)
                                     [X]  MONEY MANAGER, FRANK RUSSELL
                                          COMPANY (1995 - 2000)

OFFICERS (2)

WESLEY R. EDENS (44)                 [X]  PRINCIPAL OF FORTRESS INVESTMENT   [X]  OFFICER OF 3 OTHER         --
                                          GROUP LLC (MAY 1998 TO PRESENT)         INVESTMENT COMPANIES
CHIEF EXECUTIVE OFFICER (JULY 2002)                                               ADVISED BY THE ADVISOR.

RANDAL A. NARDONE (50)               [X]  PRINCIPAL OF FORTRESS INVESTMENT   [X]  OFFICER OF 3 OTHER         --
                                          GROUP LLC (MAY 1998 TO PRESENT)         COMPANIES ADVISED BY THE
                                                                                  ADVISOR
VICE PRESIDENT, CHIEF OPERATING
OFFICER AND SECRETARY (JULY 2002)


JEFFREY R. ROSENTHAL (55)            [X]  CHIEF FINANCIAL OFFICER AND        [X]  OFFICER OF 3 OTHER         --
                                          TREASURER OF FIG ADVISORS LLC           INVESTMENT COMPANIES
                                          (JULY 2002 TO PRESENT)                  ADVISED BY THE ADVISOR
CHIEF FINANCIAL OFFICER AND          [X]  EXECUTIVE VICE PRESIDENT AND
TREASURER (JULY 2002)                     CHIEF OPERATING OFFICER OF
                                          STARWOOD CAPITAL GROUP (APRIL
                                          1997 TO JUNE 2002)

ROBERT I. KAUFFMAN (42)              [X]  PRINCIPAL OF FORTRESS INVESTMENT   [X]  OFFICER OF 3 OTHER         --
                                          GROUP LLC (MAY 1998 TO PRESENT)         INVESTMENT COMPANIES
PRESIDENT (JULY 2002)                                                             ADVISED BY THE ADVISOR

LILLY H. DONOHUE (34)                [X]  MANAGING DIRECTOR OF FORTRESS      [X]  OFFICER OF 3 OTHER         --
                                          INVESTMENT GROUP LLC (MAY 1998 TO       INVESTMENT COMPANIES
                                          PRESENT)                                ADVISED BY THE ADVISOR
VICE PRESIDENT AND ASSISTANT
SECRETARY (JULY 2002)

(1) Each Trustee serves an indefinite term until his or her resignation, death or removal.

(2) Officers are elected to annual terms by the Trustees; the date of the last election was February 28, 2005.

(3) The address for each Trustee and Officer is c/o Fortress, 1345 Avenue of the Americas, 46th Floor, New York, NY 10105.

(4) Interested Trustee is defined by Section 2 (19)(A) of the Investment Company Act of 1940.

Aggregate remuneration paid by the company during the year to all trustees equals $187,750.

The Statement of Additional Information includes additional information about trustees and is available upon request without charge by calling collect (212) 798-6100.

II. Proxy Voting

A description of the policies and procedures that Fortress Investment Trust II uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling collect (212) 798-6100, and (ii) on the SEC's website at http://www.sec.gov.

Information regarding how Fortress Investment Trust II voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available (i) without charge by calling collect (212) 798-6100 and (ii) on the SEC's website at http://www.sec.gov.

III. Portfolio Holdings

Fortress Investment Trust II files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Fortress Investment Trust II's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following table depicts the portfolio holdings of the Registrant as of December 31, 2005, by industry based on the net asset value of each investment:

Senior Living                               44.9%
Loan Servicing and Investment               17.4%
Real property and real property companies   16.8%
Telecommunications                           9.2%
Insurance Brokerage                          4.8%
Energy Storage and Delivery                  4.0%
Aircraft Leasing                             1.5%
Government Securities                        1.0%
Medical Receivables                          0.4%

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the "Code of Ethics") that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

(b) Not applicable.

(c) During the period covered by the report, the Code of Ethics was amended to comply with the new code of ethics requirements under Rule 17j-1 promulgated under the Investment Company Act of 1940.

(d) During the period covered by the report, the Registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(e) Not applicable.

(f) A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Mr. Dennis Porterfield is the audit committee financial expert and is "independent" pursuant to the general instructions of Form N-CSR Item 3. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $295,000 for fiscal year 2004 and $573,380 for fiscal year 2005.

(b) Audit-Related Fees. Not applicable.

(c) Tax Fees. The aggregate fees for tax services billed by the Registrant's principal accountant for each of the past two fiscal years were: $253,775 for fiscal year 2004 and $138,800 for fiscal year 2005.

(d) All Other Fees. The aggregate fees for all other services billed by the Registrant's principal accountant for each of the past two years were:
$1,410,598 for fiscal year 2004 and $0 for fiscal year 2005.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures, pursuant to Item 4 of Form N-CSR:

The Audit Committee pre-approves all audit, review and attest engagements required under the securities laws and regulations provided by Ernst & Young, the Registrant's independent auditors. The Audit Committee also approves all non-audit services, including tax services, provided to the Registrant by Ernst & Young and verifies, at the time of pre-approval, that such pre-approved non-audit services would not be prohibited services under securities regulations. The Audit Committee pre-approves all non-audit services provided to the Registrant's investment adviser and to affiliates of the investment adviser that provide ongoing services to the Registrant, but only if the non-audit services have a direct impact on the operations on financial reporting of the Registrant.

(e)(2) All of the services described in each of paragraphs (b) through (d) of
Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) There were no non-audit fees billed by the Registrant's accountant for services rendered to the Registrant other than those described in item 4(c) or 4(d) above, Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for fiscal year 2004 and for fiscal year 2005.

(h) The Registrant's audit committee of the board of trustees has not considered whether the provision of non-audit services to the Registrant's investment adviser

(not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence because no such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the audited financial statements.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, FIG Advisors, LLC. The Proxy Voting Policies and Procedures of the Advisor (the "Proxy Voting Policies") are as follows:

                          FORTRESS INVESTMENT GROUP LLC
                       PROXY VOTING POLICY AND PROCEDURES

This policy has been adopted by Fortress Investment Group LLC to facilitate the voting of proxies relating to portfolio securities of clients with respect to which Fortress Investment Group LLC or any of its affiliates that are subject to the Investment Advisers Act of 1940, as amended (collectively "Fortress"). In connection with these investment advisory services, Fortress exercises voting responsibilities for its clients through its corporate proxy voting process.

Each of Fortress Registered Investment Trust, Fortress Investment Trust II LLC, Fortress Brookdale Investment Fund LLC and Fortress Pinnacle Investment Fund LLC have delegated to Fortress the authority to vote proxies relating to its portfolio securities in accordance with this policy.

This policy is intended by Fortress (i) to constitute "written policies and procedures" as described in Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended and (ii) to constitute proxy voting policies and procedures referred to in Item 18 of Form N-2 adopted under the Investment Company Act of 1940, as amended.

                                      INDEX

                                                                            PAGE
                                                                            ----
Definitions..............................................................     3

Objective................................................................     4

Resolutions of Conflicts of Interest.....................................     4

Proxy Voting Coordinator.................................................     5

Assembling Voting Information............................................     6

Portfolio Managers.......................................................     6

Accumulating Voting Results..............................................     6

Communicating Votes......................................................     7

Record of Voting Delegation..............................................     7

Annual review of Policy Function.........................................     7

Disclosure and Comments on Voting........................................     8

Joining Insurgent or Voting Committees...................................     8

Social Issues............................................................     8

Recordkeeping ...........................................................     8

DEFINITIONS

"Client" means any person with whom Fortress has a contract to perform discretionary investment management services and for whom Fortress is authorized by the contract or required by applicable law to vote or consider voting securities held in the Client's account.

"Compliance Officer" means the Director of Compliance, Fortress Investment Group LLC.

"Conflict of Interest" means, as to any Client, any conflict between a pecuniary interest of Fortress or any of its affiliates (other than such Client, if deemed an affiliate) and the duties of Fortress to the Client.

"Fortress" means Fortress Investment Group LLC and each of its affiliates that is subject to registration under the Investment Advisers Act of 1940, as amended, or is otherwise subject to the rules and regulations thereunder generally, including, specifically, Rule 206(4)-6.

"Proxy Voting Coordinator" means the individual appointed from time to time by the Investment Committee to perform the proxy voting coordination functions described in this policy.

"Social Issues" means any issue presented for a vote of holders of any security which is held in an account on behalf of a Client which may reasonably be interpreted as (i) unrelated in any substantial respect to the voting objective of this policy and (ii) intended to promote directly or indirectly the interests of persons who are not holders of the relevant security.

"Investment Committee" means the Investment Committee of Fortress Investment Group LLC or such committee to which it shall have delegated the functions of the Investment Committee hereunder.

"Voting Results" means the specific information described under the caption "Accumulating Voting Results."

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OBJECTIVES

This policy defines procedures for voting securities held on behalf of each Client in respect of which Fortress has the discretionary authority to vote, to ensure that such securities are voted for the benefit of and in the best interest of the Client. The objective of voting a security in each case under this policy is to seek to enhance the value of the investment which the security represents or to reduce the potential for a decline in the value of the investment which the security represents. With respect to Fortress's private equity fund Clients, each vote (including, without limitation, each vote relating to corporate governance matters) will be considered in light of such Clients' possible strategic objective of seeking to influence the management of or control of a company; to the extent that a particular vote has strategic importance in connection with achieving such objective, Fortress will vote the applicable security taking this additional objective into account.

This policy does not prescribe voting requirements or specific voting consideration. Instead, this policy provides procedures for (i) assembling voting information and applying the informed expertise and judgment of Fortress's personnel on a timely basis in pursuit of the above stated voting objectives and (ii) addressing conflicts of interest.

A further element of this policy is that while voting on all issues presented should be considered, voting on all issues is not required. Some issues presented for a vote of security holders are not relevant to this policy's voting objective, or it is not reasonably possible to ascertain what effect, if any, a vote on a given issue may have on the value of an investment. Accordingly, Fortress may abstain from voting or decline a vote in those cases where, in Fortress's judgments (i) there is no relationship between the issue and the enhancement or preservation of an investment's value or (ii) the achievement of the Client's investment objectives are not reasonably likely to be a function of the outcome of decisions or issues presented by the vote.

It is also important to the pursuit of this policy's voting objectives that Fortress be able to substitute its judgment in any specific situation for a presumption in this policy where strict adherence to the presumption could reasonably be expected by Fortress, based upon the information then available, to be inconsistent with the objectives of this policy, as set forth above. Accordingly, Fortress understands that it may substitute its judgment in a specific voting situation described in the preceding sentence, except where explicitly prohibited by a Client or this policy.

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Resolutions of Conflicts of Interest

It is unlikely that conflicts of interest will arise in the context of Fortress's proxy voting, because Fortress does not engage in investment banking, the advising of public companies or, except in cases where it exercises control, the managing of public companies.

In addition, insofar as Fortress refers discretionary votes to its portfolio managers, Fortress's Compliance Department monitors all relationships between portfolio managers and their immediate families, on the one hand, and issuers soliciting proxies from Fortress's Clients, on the other hand. If a portfolio manager conflict is identified with respect to a given proxy vote, the Investment Committee will remove such vote from the conflicted portfolio manager and will instead consider and cast the vote.

CERTAIN ADVISORY OR OTHER AGREEMENTS BETWEEN FORTRESS AND SPECIFIC CLIENTS SET FORTH PROCEDURES WHICH MUST BE FOLLOWED FOR IDENTIFIED RELATED PARTY OR CONFLICT OF INTEREST TRANSACTIONS. IN THESE CIRCUMSTANCES, VOTES WHICH PRESENT CONFLICTS OF INTEREST TO WHICH SUCH PROCEDURES APPLY WILL BE RESOLVED BY RECOURSE TO THE PROCEDURES MANDATED BY SUCH AGREEMENTS; IN MANY OF THESE CASES, SUCH PROCEDURES MANDATE REFERRING THE MATTER TO THE CLIENT'S ADVISORY BOARD, BOARD OF DIRECTORS OR BOARD OF TRUSTEES, AS THE CASE MAY BE, AND FORTRESS INTENDS TO USE ITS REASONABLE BEST EFFORTS TO ENSURE THAT RECOURSE TO SUCH BODIES IS EFFECTED IN A TIMELY MANNER WHERE FAILURE TO DO SO MIGHT REASONABLY BE EXPECTED TO HAVE AN ADVERSE EFFECT ON THE VALUE OF THE INVESTMENT REPRESENTED BY THE APPLICABLE SECURITY.

In the event that a potential material conflict of interest does arise and is not addressed by the foregoing procedures, the primary means by which Fortress avoids a material conflict of interest in the voting of proxies for its clients is by casting such votes solely in the interests of its clients and in the interests of maximizing the value of their portfolio holdings.

Proxy Voting Coordinator

The Investment Committee shall appoint a Proxy Voting Coordinator. The Proxy Voting Coordinator shall discharge the following function in effectuating this policy:

     (i) Collecting and assembling proxy statement and other communication pertaining to proxy voting, together with proxies or other means of voting or giving voting instructions, and providing those materials to the appropriate portfolio managers to permit timely voting of proxies;

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     (ii) Collecting recommendations, analysis, commentary and other information respecting subjects of proxy votes, from service providers engaged by Fortress and other services specified by portfolio managers, and providing this information to the appropriate portfolio managers to permit evaluation of proxy voting issues;

     (iii) Providing to appropriate portfolio managers any specific voting instructions from Clients that are entitled to provide such instructions under the applicable investment advisory agreement;

     (iv) Collecting proxy votes or instructions from portfolio managers, and transmitting the votes or instructions to the appropriate custodians, brokers, nominees or other persons (which may include proxy voting services or agents engaged by Fortress);

     (v) Accumulating Voting Results as set forth in this policy and transmitting that information to the Compliance Officer in a timely manner; and

     (vi) Participating in the annual review of the policy function as set forth in this policy.

THE PROXY VOTING COORDINATOR MAY, WITH THE INVESTMENT COMMITTEE'S APPROVAL, DELEGATE ANY PORTION OR ALL OF ANY ONE OR MORE OF THESE FUNCTIONS TO ONE OR MORE OTHER INDIVIDUALS EMPLOYED BY FORTRESS. ANY PORTION OR ALL OF ANY ONE OR MORE OF THESE FUNCTIONS MAY BE PERFORMED BY SERVICE PROVIDERS ENGAGED BY FORTRESS.

Assembling Voting Information

The Proxy Voting Coordinator shall obtain proxy statements and other communications pertaining to proxy voting, together with proxies or other means of voting or giving voting instructions to custodians, brokers, nominees, tabulators or others in a manner to permit voting on relevant issues in a timely manner. Fortress may engage service provides and other third parties to assemble this information, digest, abstract the information where necessary or desirable, and deliver it to the individuals assigned by Fortress to evaluate proxy voting issues.

Portfolio Managers

The portfolio manager responsible for a particular Client (i.e., the particular Fortress entity providing investment advisory services to such Client and the senior personnel responsible for such entity's investment decisions) is responsible for the timely voting (or determining not to vote in the appropriate cases) of proxies relating to the securities held on behalf of such Client in accordance with this policy. The portfolio manager may, to the extent not prohibited by agreement(s) setting forth its

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contractual obligations to such Client, and consistent with its fiduciary duties, delegate voting responsibilities to one or more other portfolio managers or other individuals. Portfolio managers are authorized to consider voting recommendations and other information and analysis provided by service providers (including proxy voting services) engaged by Fortress.

Accumulating Voting Results

The Proxy Voting Coordinator is responsible for reporting the following information respecting the voting of each proxy to the Compliance Officer, as to each matter relating to a portfolio security held for a Client, considered at a shareholder meeting, and with respect to which the Client was entitled to vote:

     (i)  The name of the issuer of the portfolio security;

     (ii) The exchange ticker symbol of the portfolio security;

     (iii) The CUSIP number for the portfolio security;

     (iv) The shareholder meeting date;

     (v)  A brief identification of the matter voted on;

     (vi) Whether a vote was cast on the matter;

     (vii) How the vote was cast on the matter (e.g., for or against the proposal, or abstain, etc.);

     (viii) Whether a vote was cast for or against management.

The foregoing information must be delivered to the Compliance Officer no later than July 31, for each 12 month period ending on the preceding June 30. Fortress may use third party service providers to record, accumulate and deliver the foregoing information to the Compliance Officer. The Proxy Voting Coordinator may, with the Investment Committee's approval, delegate any portion or all of this function to one or more other individuals employed by Fortress.

Communicating Votes

The Proxy Voting Coordinator shall communicate decisions on proxy votes to the custodian or to other persons who transmit or record votes on portfolio securities held by or for each Client in a timely manner. The Coordinator may, with the Investment Committee's approval, delegate any portion or all of this function to one or more individuals employed by Fortress. Fortress may engage one or more service providers to facilitate timely communication of proxy votes. Fortress is not responsible for voting proxies that are not forwarded on a timely basis. Fortress does not control the setting of record dates, shareholder meeting dates or the timing of

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distribution of proxy materials and ballots relating to shareholder votes as a general matter.

Record of Voting Delegation

The Compliance Officer shall maintain a list of all Clients with a specification as to each Client whether or not Fortress is authorized to vote proxies respecting the Client's portfolio securities.

Annual Review of Policy Function

The Compliance Officer shall conduct a periodic review, no less often than annually, which shall comprise the following elements:

     (i) Review a sample of the record of voting delegation maintained by the Compliance Officer against Voting Results to determine if Fortress is exercising its authority to vote proxies on portfolio securities held on behalf of the selected Clients;

     (ii) Request and review voting data to determine if timely communication of proxy votes is reasonably accomplished during the relevant period;

     (iii) Meet with the Proxy Voting Coordinator to review the voting of proxies, communication of proxy votes, accumulation of Voting Results and the general functioning of this policy; and

     (iv) Prepare a written report to the Investment Committee respecting the foregoing items.

Disclosure and Comments on Voting

Fortress will provide a copy of these policies and procedures to Clients upon request. Clients may also obtain information on how portfolio securities held on their behalf were voted by written request and addressed to Fortress "Proxy Voting Coordinator". It is the policy of Fortress not to comment on specific proxy votes with respect to securities held for a Client in response to inquiries from persons who are not specifically or authorized representative of such Client. The Investment Committee may authorize comments in specific cases, in its discretion.

Joining Insurgent or Voting Committees

It is the policy of Fortress, for itself and its Clients, not to join any insurgent or voting committee or similar group unless doing so is consistent with the Client's investment objective. The Investment Committee may, in other circumstances,

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approve participation in any such committee or group in its discretion, and shall advise the authorized representative of the Client of any such action.

Social Issues

It is the presumption of this policy that proxies shall not be voted on Social Issues, unless the advisory agreement with the Client provides otherwise. The Investment Committee may approve voting of any security held on behalf of a Client on any Social Issue.

Recordkeeping

The Compliance Officer shall maintain the following records:

     (i)  Copies of this policy as from time to time revised or supplemented;

     (ii) A copy of each proxy statement that Fortress receives regarding Client securities;

     (iii) Voting Results for each Client;

     (iv) A copy of any document created by Fortress that was material to making a decision on how to vote proxies on behalf of a Client;

     (v) A copy of each written Clients request for information on how Fortress voted proxies on behalf of the Client and Fortress's response thereto;

     (vi) Communications to Client respecting Conflicts of Interest; and

     (vii) All written reports arising from annual reviews of policy function.

The Compliance Officer shall maintain and preserve in his office the foregoing records for a period of not less than five years from the end of Fortress' fiscal year during which the last entry was made on the record the first two years in an appropriate office of Fortress. The Compliance Officer may use the Securities and Exchange Commission's EDGAR database for the items referred to in item (ii) above, and the Investment Committee may authorize the Compliance Officer to engage one or more service providers to perform any portion of this recordkeeping function provided (1) the function is performed in compliance with applicable governmental regulations and (2) each service provider provides a written undertaking to furnish the records to Fortress promptly upon request.

As adopted, November 12, 2003

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

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Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has not been changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter of the period to which this report relates that have materially affect, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer Pursuant to Rule 30a-2(a) under the Act.

(b) Certification pursuant to Rule 30a-2(b) under the Act.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Investment Trust II


By: /s/ Jeffrey Rosenthal
    -------------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer

Date: March 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Wesley R. Edens
    -------------------------------------
Name: Wesley R. Edens
Title: Chief Executive Officer

Date: March 10, 2006


By: /s/ Jeffrey Rosenthal
    -------------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer

Date: March 10, 2006